Risk management - Exposure to interest rate risk (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Risk management
Total net assets	$ (210,871)	$ (133,769)
Floating
Risk management
Total net assets	390,662	374,904
Fixed
Risk management
Total net assets	(601,533)	(508,673)
Interest rate risk
Risk management
Non interest-bearing	1,910,683	1,666,761
Total net assets	1,699,812	1,532,992
Interest rate risk | Floating
Risk management
Interest-bearing -floating	390,662	374,904
Interest rate risk | Fixed
Risk management
Interest-bearing -fixed rate	$ (601,533)	$ (508,673)